Borrowings and Lines of Credit (Short-Term Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Commercial Paper	$ 727	$ 0
Other borrowings	199	126
Total short-term borrowings	$ 926	$ 126